UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [_];    Amendment Number: _______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NEA Management Company, LLC
Address:  1954 Greenspring Drive, Suite 600
          Timonium, MD 21093


Form 13F File Number: 28-14302


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Louis S. Citron
Title: Secretary
Phone: 410-842-4000

Signature, Place and Date of Signing:

/s/ Louis S. Citron, Timonium, Maryland, November 1, 2011
-------------------------------------------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $916,461 (thousands)

List of Other Included Managers:           NONE

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                                                     FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ACADIA PHARMACEUTICALS INC       COM              004225108     5428   5026179 SH       DEFINED         5026179
ALEXZA PHARMACEUTICALS INC       COM              015384100      706    653705 SH       DEFINED          653705
AMICUS THERAPEUTICS INC          COM              03152W109    17330   4513029 SH       DEFINED         4513029
ARQULE INC                       COM              04269E107    11869   2350316 SH       DEFINED         2350316
BCD SEMICONDUCTOR MFG LTD        SPONSORED ADR    055347207     4167    833332 SH       DEFINED          833332
BOINGO WIRELESS INC              COM              09739C102    46055   6441293 SH       DEFINED         6441293
CADENCE PHARMACEUTICALS INC      COM              12738T100    13429   2050286 SH       DEFINED         2050286
CHINA LODGING GROUP LTD          SPONSORED ADR    16949N109      837     61128 SH       DEFINED           61128
ECHO GLOBAL LOGISTICS INC        COM              27875T101    32257   2425318 SH       DEFINED         2425318
EXELIXIS INC                     COM              30161Q104    12050   2207000 SH       DEFINED         2207000
FINANCIAL ENGINES INC            COM              317485100      315     17390 SH       DEFINED           17390
FUSION-IO INC                    COM              36112J107   492783  25935930 SH       DEFINED        25935930
GLU MOBILE INC                   COM              379890106    12541   5943793 SH       DEFINED         5943793
INFINITY PHARMACEUTICALS INC     COM              45665G303     7185   1019192 SH       DEFINED         1019192
INHIBITEX INC                    COM              45719T103    21753   8842612 SH       DEFINED         8842612
INNERWORKINGS INC                COM              45773Y105    55949   7136397 SH       DEFINED         7136397
LEXICON PHARMACEUTICALS INC      COM              528872104    10742  11676000 SH       DEFINED        11676000
MOTRICITY INC                    COM              620107102       21     12234 SH       DEFINED           12234
NEKTAR THERAPEUTICS              COM              640268108     8854   1825600 SH       DEFINED         1825600
NEUROMETRIX INC                  COM              641255104      551    314651 SH       DEFINED          314651
RIGEL PHARMACEUTICALS INC        COM              766559603    23870   3243150 SH       DEFINED         3243150
SEATTLE GENETICS INC             COM              812578102     3581    188100 SH       DEFINED          188100
SEMICONDUCTOR MFG INTL CORP      SPONSORED ADR    81663N206     5301   2275177 SH       DEFINED         2275177
SOLTA MED INC                    COM              83438K103     2793   2234058 SH       DEFINED         2234058
SUNESIS PHARMACEUTICALS INC      COM              867328502     6933   5636573 SH       DEFINED         5636573
TARGACEPT INC                    COM              87611R306    68530   4568666 SH       DEFINED         4568666
TRANSCEPT PHARMACEUTICALS INC    COM              89354M106    13814   2086755 SH       DEFINED         2086755
VONAGE HLDGS CORP                COM              92886T201    30613  11774331 SH       DEFINED        11774331
YM BIOSCIENCES INC               COM              984238105      562    302199 SH       DEFINED          302199
ZHONE TECHNOLOGIES INC           COM              98950P884     5642   4781290 SH       DEFINED         4781290
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